Revenue from Contracts with Customers - Transaction Price Allocated to Unsatisfied Performance Obligations (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to unsatisfied performance obligations	₩ 18,574	₩ 13,579	₩ 13,793
Micro-transaction revenue
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to unsatisfied performance obligations	16,787	12,622	12,886
Micro-transaction revenue | Online game
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to unsatisfied performance obligations	9,918	9,374	8,418
Micro-transaction revenue | Mobile game
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to unsatisfied performance obligations	6,869	3,248	4,468
Royalties and license fees
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to unsatisfied performance obligations	101	117	307
Royalties and license fees | Online game
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to unsatisfied performance obligations	49	96	286
Royalties and license fees | Mobile game
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to unsatisfied performance obligations	52	21	21
Website and application development
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to unsatisfied performance obligations	₩ 1,686	₩ 840	₩ 600